Debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Summary of SVB Loan Payable and Net Discount or Premium Balances
SVB loan payable and net discount or premium balances are as follows:

($ in thousands)	December 31, 2021
Principal amount of SVB loan payable	$30,000
Final payment amount of SVB loan payable	1,500
Net premium associated with accretion of final payment and other debt issuance costs	(4,139)
SVB loan payable, current and noncurrent	27,361
Less SVB loan payable, current portion	—
SVB loan payable, noncurrent portion	$27,361

Summary of Future Minimum Payments of Principal
Future minimum payments of principal on the Company’s outstanding variable rate borrowings as of December 31, 2021 are as follows:

Year ending December 31:	($ in thousands)
2022	$—
2023	10,000
2024	17,143
2025	2,857
Total future payments	$30,000